Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of activities for the company’s RSUs
	Year ended December 31, 2022
	Number of RSUs	Weighted Average Grant Price
Outstanding, beginning of year	—	$—
Granted	5,000,000	$2.47
Outstanding, end of year	5,000,000	$2.47